DIVIDEND TO THE COMPANY'S SHAREHOLDERS	12 Months Ended
Dec. 31, 2013
DIVIDEND TO THE COMPANY'S SHAREHOLDERS
22.	DIVIDEND TO THE COMPANY’S SHAREHOLDERS

Pursuant to a Board of Directors’ resolution dated February 24, 2012, the Company declared a total dividends of RMB446,302,773 paid out of the Company’s 2011 net distributable profits, which were determined using an equity method basis of accounting for the stand-alone listed company financial statements, to the shareholders of the Company who were registered members of the Company as of March 23, 2012. The payments of these dividends were financed out of available cash held by the Company, subsequent to the declaration of dividends to the Company by Zhengtu Information.

Pursuant to the Board of Directors’ resolutions dated February 22, 2013 and August 5, 2013, the Company declared total dividends of RMB629,736,221 (US$104,025,013) and RMB342,963,886 (US$56,653,598) paid out of the Company’s 2012 and the first half of 2013 net distributable profits, respectively, which were determined using an equity method basis of accounting for the stand-alone listed company financial statements, to the shareholders of the Company who were registered members of the Company as of May 20, 2013 and December 12, 2013, respectively.

The payments of the dividend pursuant to the resolution dated February 22, 2013 were financed by the one-year facility loan obtained from China Merchant Bank Hong Kong (Note 12), while the payments of the dividend pursuant to the resolution dated August 5, 2013 were financed out of available cash held by the Company subsequent to the declaration of dividends to the Company by Zhengduo Information.

For the years ended December 31, 2011, 2012 and 2013, the Company paid dividends of RMB4,810,164,772, RMB446,302,773 and RMB972,700,107 (US$160,678,611), respectively.